Borrowings	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Borrowings

NOTE 7 – BORROWINGS

Short-term borrowings

Short-term borrowings include overnight repurchase agreements, federal funds purchased and short-term advances through the FHLB. The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2015	2014

Balance at year-end	$48,598	$46,627

Average balance outstanding	51,571	51,855

Maximum month-end balance	54,462	63,717

Weighted-average rate at year-end	0.14%	0.14%

Weighted-average rate during the year	0.14	0.15

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expenses divided by the related average balances.

The following table provides additional detail regarding repurchase agreements accounted for as secured borrowings:

	Remaining Contractual Maturity Overnight and Continuous

(Dollars in thousands)	December 31, 2015	December 31, 2014

Securities of U.S. Government agencies and mortgage-backed securities of government agencies pledged, fair value	$ 48,791	$ 46,842

Repurchase agreements	48,598	46,627

Other borrowings

The following table sets forth information concerning other borrowings:

	Maturity Range		Weighted Average Interest	Stated Interest Rate Range		At December 31,
(Dollars in thousands)	From	To	Rate	From	To	2015	2014

Fixed-rate	12/20/17	12/21/17	3.61%	3.48%	3.73%	$10,000	$10,000

Fixed-rate amortizing	1/1/15	4/1/24	1.56	1.16	7.15	3,465	4,953

						$13,465	$14,953

Maturities of other borrowings at December 31, 2015, are summarized as follows for the years ended December 31:

(Dollars in thousands)	Amount	Weighted Average Rate

2016	$1,079	1.58%

2017	10,730	3.44

2018	534	1.16

2019	389	1.16

2020 and beyond	733	1.16

	$13,465	3.01%

Monthly principal and interest payments, as well as 10% - 20% principal curtailments on the borrowings’ anniversary dates are due on the fixed-rate amortizing borrowings. FHLB borrowings are secured by a blanket collateral agreement. At December 31, 2015 the Company has the capacity to borrow an additional $51.6 million from the FHLB.